Stock-Based Compensation Plans (Schedule Of Other Data For Stock Options, Stock Awards And PSUs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options and awards at end of year	$ 11,743
Weighted average period over which unrecognized compensation cost of nonvested options and awards to be recognized (years)	2 years 6 months
Actual income tax benefit realized from options exercised or stock awards vested	9,724
Aggregate intrinsic value of stock options, stock awards and PSUs vested and expected to vest	59,065
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options and awards at end of year	5,259
Weighted average period over which unrecognized compensation cost of nonvested options and awards to be recognized (years)	1 year 2 months 12 days
Actual income tax benefit realized from options exercised or stock awards vested	1,682
Aggregate intrinsic value of stock options, stock awards and PSUs vested and expected to vest	$ 21,009